CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Net income (loss)	$ 4,225,197	$ (16,971,797)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of debt discount	1,134,432	327,455
Loss on extinguishment of debt		2,086,280
Initial fair value of derivative warrant liability included as interest expense		5,189,000
(Gain) loss on derivative warrant liability	(10,580,000)	6,032,000
Depreciation and amortization expense	88,788	292,329
Share-based payments	2,995,251	1,974,191
Changes in operating assets and liabilities:
Accounts receivable	(101,192)	(143,141)
Prepaid expenses and other assets	(109,384)	(12,321)
Inventory	(22,462)	(11,627)
Accounts payable and accrued liabilities	245,357	174,948
Net cash used in operating activities:	(2,124,013)	(1,062,683)
INVESTING ACTIVITIES
Purchase of property and equipment	(38,925)	(11,615)
Lending on Note receivable – related party	(26,500)
Purchase of GC Finance Arizona LLC	(106,000)
Net cash used in investing activities	(171,425)	(11,615)
FINANCING ACTIVITIES
Proceeds from exercise of warrants and stock options	1,599,181
Proceeds from the sale of common stock – accrued stock payable	175,000
Borrowings under notes payable		2,500,000
Increase in Infinity Note – related party		497,500
Payments on notes payable		(917,307)
Net cash provided by financing activities	1,774,181	2,080,193
NET (DECREASE) INCREASE IN CASH	(521,257)	1,005,895
CASH, BEGINNING OF PERIOD	773,795	58,711
CASH, END OF PERIOD	252,538	1,064,606
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	131,763	213,813
NON-CASH TRANSACTIONS
Portion of warrant derivative liability recorded as additional paid-in capital upon exercise of warrants	7,301,000
12% Note principal used to exercise 12% Warrants	668,750
Acquisition of MHPS – accrued stock payable	155,000
Derivative warrant liability recorded as debt discount		2,450,000
Warrants issued in connection with debt recorded as debt discount		31,100
10% Notes and 14% Mortgage Note Payable converted to 12% Notes		550,000
Chiefton Acquisition [Member]
NON-CASH TRANSACTIONS
Acquisition of MHPS – accrued stock payable	$ 155,000
IPG Acquisition [Member]
NON-CASH TRANSACTIONS
Issuance of common stock and warrants from accrued stock payable		$ 1,069,775